LEASES	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
NOTE 5:-	LEASES

The Company entered into operating leases primarily for offices and cars. The leases have remaining lease terms of up to 3.4 years.

The Company also elected the practical expedient (by class of underlying asset) to not separate lease and non-lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component for its leased assets.

a.	Supplemental balance sheet information related to operating leases is as follows:

	December 31,
	2024	2023

Operating lease ROU assets	$528	$842
Operating lease liabilities, current	$254	$297
Operating lease liabilities, long-term	$296	$580
Weighted average remaining lease term (in years)	1.41	2.61
Weighted average discount rate	4.29%	3.12%

b.	Future lease payments under operating leases as of December 31, 2024, are as follows:

December 31,

2025	$271
2026	177
2027	129
2028	1

Total future lease payments	578
Less - imputed interest	(28)

Total lease liability balance	$550

c.
Operating lease expenses amounted to $301, $339 and $360 for the years ended December 31, 2024, 2023 and 2022, respectively. Operating lease expenses with a term of twelve months or less were immaterial.